Leases (Schedule of Leases Liabilities) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 ILS (₪)
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance | ₪	₪ 2,985		₪ 3,887
Additions | ₪	3,569		917
Dispositions | ₪	(187)
Payments | ₪	(2,169)		(1,819)
Closing balance | ₪	₪ 4,198		₪ 2,985
US Dollars [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance | $		$ 960
Additions | $		1,147
Dispositions | $		(60)
Payments | $		(697)
Closing balance | $		$ 1,350